Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 10.5%
Diversified Telecommunication Services 2.8%
Verizon Communications, Inc.	85,800	5,178,888
Interactive Media & Services 7.7%
Alphabet, Inc., Class A(a)	7,325	8,944,850
Facebook, Inc., Class A(a)	31,700	5,645,136
Total		14,589,986
Total Communication Services		19,768,874
Consumer Discretionary 10.1%
Automobiles 0.3%
Harley-Davidson, Inc.	16,800	604,296
Hotels, Restaurants & Leisure 2.1%
Starbucks Corp.	43,700	3,863,954
Household Durables 0.1%
Garmin Ltd.	2,200	186,318
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.(a)	2,540	4,409,211
eBay, Inc.	64,800	2,525,904
Expedia Group, Inc.	17,950	2,412,660
Total		9,347,775
Specialty Retail 1.3%
AutoZone, Inc.(a)	2,270	2,462,087
Textiles, Apparel & Luxury Goods 1.4%
Nike, Inc., Class B	22,800	2,141,376
Under Armour, Inc., Class A(a)	29,100	580,254
Total		2,721,630
Total Consumer Discretionary		19,186,060
Consumer Staples 7.6%
Food & Staples Retailing 2.7%
Walgreens Boots Alliance, Inc.	45,600	2,522,136
Walmart, Inc.	21,600	2,563,488
Total		5,085,624
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.1%
General Mills, Inc.	12,800	705,536
Tyson Foods, Inc., Class A	15,200	1,309,328
Total		2,014,864
Household Products 1.9%
Kimberly-Clark Corp.	23,650	3,359,483
Procter & Gamble Co. (The)	2,200	273,636
Total		3,633,119
Tobacco 1.9%
Altria Group, Inc.	50,415	2,061,973
Philip Morris International, Inc.	21,700	1,647,681
Total		3,709,654
Total Consumer Staples		14,443,261
Energy 4.4%
Oil, Gas & Consumable Fuels 4.4%
Chevron Corp.(b)	18,545	2,199,437
ConocoPhillips Co.	55,345	3,153,558
HollyFrontier Corp.	19,600	1,051,344
Valero Energy Corp.	21,735	1,852,692
Total		8,257,031
Total Energy		8,257,031
Financials 12.6%
Banks 2.9%
Bank of America Corp.	26,900	784,673
Citigroup, Inc.	68,000	4,697,440
Total		5,482,113
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	10,700	483,747
Franklin Resources, Inc.	60,400	1,743,144
Intercontinental Exchange, Inc.	40,000	3,690,800
S&P Global, Inc.	1,225	300,100
T. Rowe Price Group, Inc.	4,300	491,275
Total		6,709,066
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 2.1%
Capital One Financial Corp.	35,600	3,238,888
Synchrony Financial	22,700	773,843
Total		4,012,731
Diversified Financial Services 0.8%
Voya Financial, Inc.	29,000	1,578,760
Insurance 3.2%
Allstate Corp. (The)	16,900	1,836,692
Aon PLC	4,000	774,280
MetLife, Inc.	23,000	1,084,680
Prudential Financial, Inc.	19,800	1,781,010
Willis Towers Watson PLC	3,100	598,207
Total		6,074,869
Total Financials		23,857,539
Health Care 13.7%
Biotechnology 2.1%
AbbVie, Inc.	17,630	1,334,943
Alexion Pharmaceuticals, Inc.(a)	10,090	988,215
BioMarin Pharmaceutical, Inc.(a)	8,550	576,270
Vertex Pharmaceuticals, Inc.(a)	6,150	1,041,933
Total		3,941,361
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	20,100	1,681,767
Baxter International, Inc.	19,800	1,731,906
Dentsply Sirona, Inc.	7,030	374,769
Hologic, Inc.(a)	4,400	222,156
Medtronic PLC	13,400	1,455,508
Total		5,466,106
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	50,460	2,381,207
McKesson Corp.	15,280	2,088,165
Total		4,469,372
Pharmaceuticals 6.3%
Allergan PLC	2,700	454,383
Bristol-Myers Squibb Co.	71,400	3,620,694
Eli Lilly & Co.	5,150	575,925
Johnson & Johnson	12,750	1,649,595
Merck & Co., Inc.	54,600	4,596,228
Common Stocks (continued)
Issuer	Shares	Value ($)
Mylan NV(a)	23,000	454,940
Perrigo Co. PLC	11,300	631,557
Total		11,983,322
Total Health Care		25,860,161
Industrials 9.2%
Aerospace & Defense 0.7%
L3 Harris Technologies, Inc.	4,000	834,560
Lockheed Martin Corp.	1,250	487,575
Total		1,322,135
Airlines 1.8%
Southwest Airlines Co.	62,700	3,386,427
Electrical Equipment 1.3%
Eaton Corp. PLC	28,700	2,386,405
Industrial Conglomerates 1.1%
Honeywell International, Inc.	12,400	2,098,080
Machinery 3.2%
Cummins, Inc.	20,750	3,375,403
Illinois Tool Works, Inc.	5,000	782,450
Snap-On, Inc.	12,650	1,980,231
Total		6,138,084
Professional Services 0.3%
Robert Half International, Inc.	9,200	512,072
Road & Rail 0.8%
CSX Corp.	8,100	561,087
Union Pacific Corp.	6,350	1,028,573
Total		1,589,660
Total Industrials		17,432,863
Information Technology 21.9%
Communications Equipment 2.7%
Cisco Systems, Inc.	98,015	4,842,921
F5 Networks, Inc.(a)	2,200	308,924
Total		5,151,845

2	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.2%
MasterCard, Inc., Class A	18,600	5,051,202
PayPal Holdings, Inc.(a)	37,600	3,894,984
VeriSign, Inc.(a)	17,605	3,320,831
Visa, Inc., Class A	8,350	1,436,284
Total		13,703,301
Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	12,650	3,492,286
Lam Research Corp.	13,500	3,119,985
Qorvo, Inc.(a)	1,600	118,624
Total		6,730,895
Software 5.1%
Adobe, Inc.(a)	6,975	1,926,844
Fortinet, Inc.(a)	14,500	1,113,020
Microsoft Corp.	36,180	5,030,105
VMware, Inc., Class A	9,950	1,493,097
Total		9,563,066
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	19,120	4,282,306
HP, Inc.	102,900	1,946,868
Total		6,229,174
Total Information Technology		41,378,281
Materials 2.5%
Chemicals 1.2%
LyondellBasell Industries NV, Class A	25,400	2,272,538
Metals & Mining 1.3%
Nucor Corp.	47,600	2,423,316
Total Materials		4,695,854
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Tower Corp.	15,890	3,513,756
Host Hotels & Resorts, Inc.	11,000	190,190
SBA Communications Corp.	2,050	494,357
Simon Property Group, Inc.	7,900	1,229,635
Total		5,427,938
Total Real Estate		5,427,938
Utilities 3.7%
Electric Utilities 2.4%
American Electric Power Co., Inc.	13,200	1,236,708
Exelon Corp.	69,900	3,376,869
Total		4,613,577
Independent Power and Renewable Electricity Producers 1.3%
AES Corp. (The)	95,800	1,565,372
NRG Energy, Inc.	22,400	887,040
Total		2,452,412
Total Utilities		7,065,989
Total Common Stocks (Cost $162,491,138)		187,373,851

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(c),(d)	1,729,114	1,728,941
Total Money Market Funds (Cost $1,728,941)		1,728,941
Total Investments in Securities (Cost: $164,220,079)		189,102,792
Other Assets & Liabilities, Net		67,757
Net Assets		189,170,549

At September 30, 2019, securities and/or cash totaling $142,320 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	13	12/2019	USD	1,936,025	—	(23,075)
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	1,748,264	13,922,635	(13,941,785)	1,729,114	16	—	35,595	1,728,941
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2019